Operating expenses (Tables)	6 Months Ended
Dec. 31, 2021
Operating expenses
Schedule of operating expenses

	Three months ended		Six months ended
	31 December		31 December
	2021	2020	2021	2020
	£’000	£’000	£’000	£’000
Employee benefit expenses	(97,745)	(81,750)	(186,250)	(153,657)
Depreciation - property, plant and equipment (note 14)	(3,066)	(3,167)	(6,259)	(6,466)
Depreciation – right-of-use assets (note 15)	(443)	(426)	(871)	(848)
Depreciation - investment property (note 16)	(70)	(70)	(140)	(135)
Amortization (note 17)	(38,653)	(32,459)	(73,787)	(64,002)
Other operating expenses	(29,748)	(20,787)	(56,521)	(37,024)
Exceptional items (note 8)	(9,992)	—	(9,992)	—
	(179,717)	(138,659)	(333,820)	(262,132)